UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
251 Little Falls Drive Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 490-4300

Date of fiscal year end:	6/30

Date of reporting period:	12/31/2025

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Winton Managed Futures Trend Fund

Class A (EVOAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Winton Managed Futures Trend Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://www.wintonfunds.com/managed-futures-trend. You can also request this information by contacting us at 1-877-772-5838. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	1.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$25,479,722
  Number of Portfolio Holdings180
  Advisory Fee (net of waivers)$0
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market Funds
77.9%
Other Assets in Excess of Liabilities
22.1%

Value	Value
Other Assets in Excess of Liabilities	22.1%
Money Market Funds	77.9%

The Fund invests in Futures and Forward foreign exchange contracts.  Please refer to the annual shareholder report (addressed below) for a complete listing of the Fund's holdings.

Material Fund Changes

This is a summary of certain material changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus dated October 28, 2025, which is available at www.wintonfunds.com/managed-futures-trend or by calling 1-877-772-5838 (toll free). Effective October 28, 2025, Winton Capital Management Limited assumed the day-to-day management of the Fund’s portfolio. Also, effective October 28, 2025, the Fund’s name, and principal investment strategies and risks materially changed.

Winton Managed Futures Trend Fund - Class A (EVOAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.wintonfunds.com/managed-futures-trend), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-EVOAX

Winton Managed Futures Trend Fund

Class C (EVOCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Winton Managed Futures Trend Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://www.wintonfunds.com/managed-futures-trend. You can also request this information by contacting us at 1-877-772-5838. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$126	2.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$25,479,722
  Number of Portfolio Holdings180
  Advisory Fee (net of waivers)$0
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	22.1%
Money Market Funds	77.9%

The Fund invests in Futures and Forward foreign exchange contracts.  Please refer to the annual shareholder report (addressed below) for a complete listing of the Fund's holdings.

Material Fund Changes

This is a summary of certain material changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus dated October 28, 2025, which is available at www.wintonfunds.com/managed-futures-trend or by calling 1-877-772-5838 (toll free). Effective October 28, 2025, Winton Capital Management Limited assumed the day-to-day management of the Fund’s portfolio. Also, effective October 28, 2025, the Fund’s name, and principal investment strategies and risks materially changed.

Winton Managed Futures Trend Fund - Class C (EVOCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.wintonfunds.com/managed-futures-trend), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-EVOCX

Winton Managed Futures Trend Fund

Class I (EVOIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Winton Managed Futures Trend Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://www.wintonfunds.com/managed-futures-trend. You can also request this information by contacting us at 1-877-772-5838. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	1.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$25,479,722
  Number of Portfolio Holdings180
  Advisory Fee (net of waivers)$0
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	22.1%
Money Market Funds	77.9%

The Fund invests in Futures and Forward foreign exchange contracts.  Please refer to the annual shareholder report (addressed below) for a complete listing of the Fund's holdings.

Material Fund Changes

This is a summary of certain material changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus dated October 28, 2025, which is available at www.wintonfunds.com/managed-futures-trend or by calling 1-877-772-5838 (toll free). Effective October 28, 2025, Winton Capital Management Limited assumed the day-to-day management of the Fund’s portfolio. Also, effective October 28, 2025, the Fund’s name, and principal investment strategies and risks materially changed.

Winton Managed Futures Trend Fund - Class I (EVOIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.wintonfunds.com/managed-futures-trend), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-EVOIX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies

Item 6. Investments.

(a) The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

December 31, 2025

Winton Managed Futures Trend Fund
Class A (EVOAX) | Class C (EVOCX) | Class I (EVOIX)
A SERIES OF NORTHERN LIGHTS FUND TRUST

Semi-Annual Financial Statements

and Additional Information

Winton Managed Futures Trend Fund

Advised by:
Winton Capital Management Limited
One Hooper’s Court
Knightsbridge, London SW3 1AF
United Kingdom

WINTON MANAGED FUTURES TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value

	SHORT-TERM INVESTMENTS — 77.9%
	MONEY MARKET FUNDS - 77.9%
19,854,997	First American Government Obligations Fund, Class X, 3.64% (Cost $19,854,997)(a),(c)	$19,854,997

	TOTAL INVESTMENTS - 77.9% (Cost $19,854,997)	$19,854,997
	OTHER ASSETS IN EXCESS OF LIABILITIES - 22.1%	5,624,725
	NET ASSETS - 100.0%	$25,479,722

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration Date	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
6	3-Month CORRA Future	06/17/2026	$1,067,869	$(960)
5	3-Month CORRA Future	09/16/2026	889,618	(1,095)
7	Carbon Emissions Future(c)	12/15/2026	718,503	34,190
10	CBOT 10 Year US Treasury Note Future	03/23/2026	1,124,375	(10,859)
11	CBOT 5 Year US Treasury Note Future	04/01/2026	1,202,352	(5,921)
31	CME Australian Dollar Currency Future	03/17/2026	2,068,630	5,252
17	CME British Pound Currency Future	03/17/2026	1,429,913	2,788
1	CME E-Mini NASDAQ 100 Index Future	03/23/2026	509,135	1,530
2	CME E-Mini Standard & Poor’s 500 Index Future	03/23/2026	689,250	3,586
32	CME Euro Foreign Exchange Currency Future	03/17/2026	4,712,000	8,849
1	CME Feeder Cattle Future(c)	03/27/2026	172,663	3,088
6	CME Lean Hogs Future(c)	04/16/2026	215,760	(140)
6	CME Lean Hogs Future(c)	06/15/2026	246,900	1,140
7	CME Live Cattle Future(c)	05/01/2026	650,160	8,270
3	CME Live Cattle Future(c)	07/01/2026	272,130	4,350
29	CME Mexican Peso Currency Future	03/17/2026	799,240	7,595
3	CME Swiss Franc Currency Future	03/17/2026	476,531	(2,032)
4	COMEX Copper Future(c)	03/30/2026	568,200	37,437
4	COMEX Gold 100 Troy Ounces Future(c)	02/26/2026	1,736,440	139,120
1	COMEX Silver Future(c)	03/30/2026	353,015	113,615
2	E-mini Dow Jones Industrial Average Index Future	03/23/2026	483,360	(2,230)
9	Eurex EURO STOXX 50 Future	03/23/2026	617,587	8,160
5	Euro-BTP Italian Bond Future	03/09/2026	705,945	(1,069)
6	FTSE 100 Index Future	03/23/2026	804,038	10,194
1	FTSE/MIB Index Future	03/23/2026	264,644	3,940
1	HKG Hang Seng Index Future	01/30/2026	164,775	(1,247)
7	ICE US MSCI Emerging Markets EM Index Future	03/23/2026	493,990	9,253
1	IFSC NIFTY 50 Index Future	01/28/2026	52,551	(298)
4	LME Copper Future(c)	03/17/2026	1,244,050	157,248
21	LME Primary Aluminum Future(c)	03/17/2026	1,572,097	73,147
7	LME Zinc Future(c)	03/17/2026	545,811	13,454
1	Long Gilt Future	03/30/2026	123,168	(109)
2	Montreal Exchange S&P/TSX 60 Index Future	03/20/2026	542,603	3,402
1	NYBOT CSC C Coffee Future(c)	03/20/2026	130,781	(5,344)
1	NYBOT CSC C Coffee Future(c)	05/19/2026	125,006	(5,663)

See accompanying notes which are an integral part of these consolidated financial statements.

WINTON MANAGED FUTURES TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration Date	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	NYMEX Palladium Future(c)	03/30/2026	$165,140	$21,150
5	NYMEX Platinum Future(c)	04/29/2026	511,050	12,760
5	NZF 3 Month Bank Accepted New Zealand Bill Future	03/12/2026	2,859,503	(1,019)
3	NZF 3 Month Bank Accepted New Zealand Bill Future	06/11/2026	1,715,408	(835)
1	OML Stockholm OMXS30 Index Future	01/20/2026	31,447	399
1	OMXS30 ESG Responsible Index Future	01/20/2026	30,196	642
2	OSE Nikkei 225 Index Future	03/13/2026	643,559	(2,771)
2	SAFEX FTSE/JSE Top 40 Index Future	03/20/2026	132,057	2,751
20	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Future(c)	03/02/2026	210,220	4,345
14	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Future(c)	04/01/2026	146,720	2,410
8	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Future(c)	05/01/2026	83,568	1,828
10	SGX FTSE China A50 Future	01/30/2026	152,800	(984)
2	SGX FTSE Taiwan Index Future	01/30/2026	189,680	3,114
7	SGX MSCI Singapore Index Future	01/30/2026	242,742	(596)
2	STOXX Europe 600 ESG-X Future	03/23/2026	51,269	1,009
3	Three Month SONIA Index Future	12/15/2026	977,245	3
4	Three Month SONIA Index Future	03/17/2027	1,303,129	93
4	Three Month SONIA Index Future	06/16/2027	1,302,724	(205)
4	Three Month SONIA Index Future	09/15/2027	1,302,118	(368)
4	Three Month SONIA Index Future	12/15/2027	1,301,511	(482)
4	Three Month SONIA Index Future	03/15/2028	1,300,905	(613)
3	Three Month SONIA Index Future	06/21/2028	975,173	(273)
3	Three Month SONIA Index Future	09/20/2028	974,667	(520)
3	Three Month SONIA Index Future	12/20/2028	974,162	(621)
2	Three Month SONIA Index Future	03/21/2029	649,104	(490)
1	Three-Month SOFR Future	12/16/2026	242,113	(62)
1	Three-Month SOFR Future	03/17/2027	242,225	(225)
1	Three-Month SOFR Future	06/16/2027	242,213	(237)
1	Three-Month SOFR Future	09/15/2027	242,138	(300)
1	Three-Month SOFR Future	12/15/2027	242,013	(437)
1	Three-Month SOFR Future	03/15/2028	241,863	(487)
1	Three-Month SOFR Future	06/21/2028	241,700	(463)
3	TSE TOPIX (Tokyo Price Index) Future	03/13/2026	653,806	4,885
	TOTAL LONG FUTURES CONTRACTS			$656,042

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration Date	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
11	3 Month Euro Euribor Future	03/16/2027	$3,160,626	$(1,184)
10	3 Month Euro Euribor Future	12/14/2027	2,867,276	(657)
11	3 Month Euro Euribor Future	09/14/2027	3,156,103	(921)
4	3 Month Euro Euribor Future	12/19/2028	1,144,091	(209)
8	3 Month Euro Euribor Future	09/14/2026	2,301,222	(680)
7	3 Month Euro Euribor Future	09/19/2028	2,003,187	(605)
10	3 Month Euro Euribor Future	12/15/2026	2,875,206	(889)
11	3 Month Euro Euribor Future	06/15/2027	3,158,365	(1,185)

See accompanying notes which are an integral part of these consolidated financial statements.

WINTON MANAGED FUTURES TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration Date	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
8	3 Month Euro Euribor Future	03/14/2028	$2,292,293	$(712)
8	3 Month Euro Euribor Future	06/20/2028	2,290,766	(682)
1	CBOT 2 Year US Treasury Note Future	04/01/2026	208,789	(172)
5	CBOT Corn Future(c)	05/15/2026	112,063	612
10	CBOT Corn Future(c)	03/16/2026	220,125	1,738
1	CBOT Rough Rice Future(c)	03/16/2026	19,850	(460)
1	CBOT Soybean Future(c)	05/15/2026	53,050	163
3	CBOT Soybean Meal Future(c)	05/15/2026	91,200	910
7	CBOT Soybean Meal Future(c)	03/16/2026	209,580	2,180
3	CBOT Soybean Oil Future(c)	05/15/2026	88,362	654
6	CBOT Soybean Oil Future(c)	03/16/2026	174,816	1,176
10	CBOT Wheat Future(c)	03/16/2026	253,500	14,138
4	CBOT Wheat Future(c)	05/15/2026	103,700	7,250
3	CME Canadian Dollar Currency Future	03/18/2026	219,360	(799)
1	CME E-Mini Standard & Poor’s MidCap 400 Index Future	03/23/2026	332,520	2,325
57	CME Japanese Yen Currency Future	03/17/2026	4,573,181	28,979
15	CME New Zealand Dollar Currency Future	03/17/2026	865,200	7,005
5	Cocoa Future(c)	03/17/2026	295,014	(7,775)
2	Cocoa Future(c)	05/14/2026	117,844	(4,923)
39	Eurex 10 Year Euro BUND Future	03/09/2026	5,844,960	16,457
64	Eurex 2 Year Euro SCHATZ Future	03/09/2026	8,029,324	4,530
10	Eurex 30 Year Euro BUXL Future	03/09/2026	1,293,703	15,744
26	Eurex 5 Year Euro BOBL Future	03/09/2026	3,548,120	2,958
17	Euronext Milling Wheat Future(c)	03/11/2026	189,483	5,132
21	Euronext Milling Wheat Future(c)	05/12/2026	235,917	10,229
1	Euronext Rapeseed Future(c)	02/02/2026	26,624	(176)
1	Euronext Rapeseed Future(c)	05/01/2026	26,433	528
6	French Government Bond Future	03/09/2026	850,023	(1,003)
3	ICE Brent Crude Oil Future(c)	03/02/2026	181,470	50
2	ICE Brent Crude Oil Future(c)	04/01/2026	120,640	550
5	ICE Natural Gas Future(c)	01/30/2026	139,296	(8,190)
6	KCBT Hard Red Winter Wheat Future(c)	05/15/2026	158,400	4,600
11	KCBT Hard Red Winter Wheat Future(c)	03/16/2026	283,113	9,136
21	LME Lead Future(c)	03/17/2026	1,054,037	(1,408)
5	LME Nickel Future(c)	03/17/2026	499,168	(62,484)
2	MDE Crude Palm Oil Future(c)	03/16/2026	49,901	(377)
1	MDE Crude Palm Oil Future(c)	04/16/2026	25,006	(506)
5	MIAX Futures Onyx Hard Red Spring Wheat Future(c)	05/15/2026	146,125	2,350
10	MIAX Futures Onyx Hard Red Spring Wheat Future(c)	03/16/2026	286,999	3,514
4	Montreal Exchange 10 Year Canadian Bond Future	03/23/2026	352,361	(632)
2	NYBOT CSC Cocoa Future(c)	05/14/2026	122,040	(1,450)
2	NYBOT CSC Cocoa Future(c)	03/17/2026	121,300	(9,230)
17	NYBOT CSC Number 11 World Sugar Future(c)	03/02/2026	285,790	(10,897)
19	NYBOT CSC Number 11 World Sugar Future(c)	05/01/2026	311,965	(11,592)
2	NYBOT CTN Frozen Concentrated Orange Juice A Future(c)	03/12/2026	60,360	(14,032)
21	NYBOT CTN Number 2 Cotton Future(c)	03/10/2026	674,835	18,335
10	NYBOT CTN Number 2 Cotton Future(c)	05/07/2026	328,000	4,705
1	NYBOT CTN Number 2 Cotton Future(c)	07/10/2026	33,415	40

See accompanying notes which are an integral part of these consolidated financial statements.

WINTON MANAGED FUTURES TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration Date	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
8	NYMEX Henry Hub Natural Gas Future(c)	02/26/2026	$250,400	$11,140
7	NYMEX Henry Hub Natural Gas Future(c)	03/30/2026	220,710	5,180
3	NYMEX Light Sweet Crude Oil Future(c)	02/23/2026	171,660	(2,570)
3	NYMEX Light Sweet Crude Oil Future(c)	03/23/2026	171,210	(1,370)
3	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	03/02/2026	219,429	954
2	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	04/01/2026	164,774	626
3	Robusta Coffee 10-Tonne Future(c)	05/26/2026	116,160	(4,430)
4	Robusta Coffee 10-Tonne Future(c)	03/26/2026	157,960	(8,030)
34	SFE 10 Year Australian Bond Future	03/17/2026	2,483,791	(7,791)
105	SFE 3 Year Australian Bond Future	03/17/2026	7,356,065	(6,749)
11	SFE 90 Day Australian Bank Accepted Bills Future	12/11/2026	7,265,881	7,656
12	SFE 90 Day Australian Bank Accepted Bills Future	09/11/2026	7,927,577	6,912
27	SFE 90 Day Australian Bank Accepted Bills Future	06/12/2026	17,841,839	12,089
32	SFE 90 Day Australian Bank Accepted Bills Future	03/13/2026	21,152,083	11,957
1	SFE S&P ASX Share Price Index 200 Future	03/20/2026	144,725	(1,185)
1	Three Month SARON Index Future	06/17/2026	315,743	—
6	TSE Japanese 10 Year Bond Future	03/16/2026	5,072,241	29,045
5	TTF Natural Gas Base Load Monthly Future(c)	01/30/2026	111,162	(3,669)
5	Ultra U.S. Treasury Bond Future	03/23/2026	590,000	313
1	WCE Canola Future(c)	05/15/2026	8,937	14
5	WCE Canola Future(c)	03/16/2026	43,888	188
16	White Sugar Future(c)	04/16/2026	340,160	(5)
10	White Sugar Future(c)	02/17/2026	213,750	(3,365)
7	White Sugar Future(c)	07/17/2026	147,875	1,235
	TOTAL SHORT FUTURES CONTRACTS			$70,303
	TOTAL FUTURES CONTRACTS			$726,345

(a)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the WMFTF Fund Limited.

See accompanying notes which are an integral part of these consolidated financial statements.

WINTON MANAGED FUTURES TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Brazilian Real	01/02/2026	UBS	4,292,845	$783,652	$(16,348)
Euro	01/02/2026	UBS	23	27	—
Euro	01/05/2026	JP Morgan	14,000	16,447	2
Euro	01/05/2026	UBS	13,100	15,394	(4)
US Dollars	01/05/2026	JP Morgan	10,965	10,965	22
US Dollars	01/06/2026	JP Morgan	27,447	27,447	(9)
USD	01/06/2026	UBS	500,000	71,685	166
Chilean Peso	01/30/2026	UBS	91,142,600	101,314	1,314
Indian Rupee	01/30/2026	UBS	9,024,012	100,116	116
Philippine Peso	01/30/2026	UBS	5,879,900	99,649	(351)
South Korean Won	01/30/2026	UBS	433,850,550	300,756	756
Brazilian Real	02/03/2026	UBS	2,765,674	501,213	1,213
South African Rand	03/18/2026	UBS	8,000,000	480,616	12,123
Turkish Lira	03/18/2026	UBS	3,500,000	77,273	967
USD	03/18/2026	UBS	6,000,000	863,879	7,607
				$3,450,433	$7,574

To Sell:
Brazilian Real	01/02/2026	UBS	4,382,278	$799,977	$23
CNH	01/06/2026	UBS	500,000	71,685	(124)
Indian Rupee	01/30/2026	UBS	118,271,675	1,312,151	(12,150)
Indonesia Rupiah	01/30/2026	UBS	6,678,300,001	399,703	298
Philippine Peso	01/30/2026	UBS	11,833,000	200,538	(538)
South Korean Won	01/30/2026	UBS	1,615,789,811	1,120,108	(20,108)
Taiwanese Dollar	01/30/2026	UBS	9,360,276	297,786	2,214
Brazilian Real	02/03/2026	UBS	561,253	101,714	(1,714)
				$4,303,662	$(32,099)

Total					$(24,525)

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
Euro	Swedish Krona	1/2/2026	UBS	92,580	1,000,000	108,764	(108,617)	$147
Swedish Krona	Euro	1/2/2026	UBS	1,000,000	92,603	108,617	(108,792)	(175)

See accompanying notes which are an integral part of these consolidated financial statements.

WINTON MANAGED FUTURES TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:
(continued)
Euro	Norwegian Krone	1/5/2026	UBS	84,647	1,000,000	99,444	(99,210)	$234
Norwegian Krone	Euro	1/5/2026	UBS	1,000,000	84,638	99,210	(99,434)	(224)
Euro	Norwegian Krone	3/18/2026	UBS	416,877	5,000,000	491,414	(495,960)	(4,546)
Norwegian Krone	Euro	3/18/2026	UBS	1,000,000	84,347	99,192	(99,429)	(237)
Polish Zloty	Euro	3/18/2026	UBS	3,500,000	823,590	974,614	(970,846)	3,768
Swedish Krona	Euro	3/18/2026	UBS	10,000,000	919,566	1,090,290	(1,083,982)	6,308
				17,094,104	9,004,744	$3,071,545	$3,066,270	$5,275

Total								$(19,250)

See accompanying notes which are an integral part of these consolidated financial statements.

Winton Managed Futures Trend Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2025

ASSETS
Investment securities:
At cost	$19,854,997
At value	$19,854,997
Cash	690,000
Deposit at Broker for Futures	3,449,188
Unrealized appreciation on futures contracts	958,294
Cash Collateral held at custodian	350,000
Receivable for Fund shares sold	444,385
Interest receivable	66,567
Receivable due from Advisor	15,970
Unrealized appreciation on forward foreign currency exchange contracts	37,278
Prepaid expenses and other assets	53,983
TOTAL ASSETS	25,920,662

LIABILITIES
Unrealized depreciation on futures contracts	231,949
Unrealized depreciation on forward foreign currency exchange contracts	56,528
Payable for Fund shares repurchased	82,097
Payable to related parties	30,684
Distribution (12b-1) fees payable	5,746
Accrued expenses and other liabilities	33,936
TOTAL LIABILITIES	440,940
NET ASSETS	$25,479,722

Composition of Net Assets:
Paid in capital	$60,222,139
Accumulated loss	(34,742,417)
NET ASSETS	$25,479,722

Net Asset Value Per Share:
Class A Shares:
Net Assets	$3,383,258
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	537,645
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$6.29
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$6.67

Class C Shares:
Net Assets	$1,391,649
Shares of beneficial interest outstanding($0 par value, unlimited shares authorized)	221,250
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (c)	$6.29

Class I Shares:
Net Assets	$20,704,815
Shares of beneficial interest outstanding($0 par value, unlimited shares authorized)	3,322,315
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$6.23

(a)	Purchases of $1 million or more, a contingent deferred sales charge of up to 1.00% may apply to redemptions made within 18 months of purchase.

(b)	On investments of $25,000 or more, the sales load is reduced.

(c)	A contingent deferred sales charge of up to 1.00% may be applied to shares redeemed within one year of purchase.

See accompanying consolidated notes to financial statements.

Winton Managed Futures Trend Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended December 31, 2025

INVESTMENT INCOME
Dividends	$242,328
Interest	185,828
TOTAL INVESTMENT INCOME	428,156

EXPENSES
Advisory fees	150,152
Distribution (12b-1) fees:
Class A	4,393
Class C	7,641
Registration fees	31,036
Administrative services fees	27,833
Transfer agent fees	24,906
Legal fees	24,282
Audit fees	24,237
Third party administrative services fees	14,014
Custodian fees	9,485
Trustees fees and expenses	8,571
Accounting services fees	8,225
Compliance officer fees	6,777
Printing and postage expenses	5,403
Insurance expense	1,481
Other expenses	3,134
TOTAL EXPENSES	351,570
Less: Fees waived by the Advisor	(156,647)
NET EXPENSES	194,923

NET INVESTMENT INCOME	233,233

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, PURCHASED OPTIONS, FUTURES and CURRENCY TRANSACTIONS
Net realized gain/(loss) from:
Investments	498,022
Futures	(16,640)
Purchased Options	2,204,729
Forward Currency Exchange contracts	88,009
Net realized gain	2,774,120

Net change in unrealized depreciation on:
Investments	(277,714)
Purchased Options	(36,823)
Futures	726,345
Forward Currency Exchange contracts	(19,250)
Currency Translations	5,399
Net change in unrealized appreciation	397,957

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, PURCHASED OPTIONS, FUTURES and CURRENCY TRANSACTIONS	3,172,077

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,405,310

See accompanying consolidated notes to financial statements.

Winton Managed Futures Trend Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$233,233	$957,301
Net realized gain/(loss) on investments, purchased options, futures and and currency transactions	2,774,120	(5,895,779)
Net change in unrealized appreciation/(depreciation) on investments, purchased options, futures and currency translations	397,957	(599,145)
Net increase/(decrease) in net assets resulting from operations	3,405,310	(5,537,623)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class A	(308,039)	(557,031)
Class C	(122,789)	(229,754)
Class I	(1,946,974)	(3,032,024)
Total distributions to shareholders	(2,377,802)	(3,818,809)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	105,291	140,646
Class C	—	—
Class I	1,383,224	4,832,437
Net asset value of shares issued in reinvestment of distributions:
Class A	297,120	530,365
Class C	115,731	218,487
Class I	1,618,594	2,512,274
Payments for shares redeemed:
Class A	(793,249)	(2,839,180)
Class C	(375,451)	(2,189,768)
Class I	(6,314,044)	(13,110,783)
Net decrease from shares of beneficial interest transactions	(3,962,784)	(9,905,522)

NET DECREASE IN NET ASSETS	(2,935,276)	(19,261,954)

NET ASSETS
Beginning of Period/Year	28,414,998	47,676,952
End of Period/Year	$25,479,722	$28,414,998

See accompanying consolidated notes to financial statements.

Winton Managed Futures Trend Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	16,352	20,363
Shares Reinvested	47,712	76,873
Shares Redeemed	(124,095)	(426,732)
Net decrease in shares of beneficial interest outstanding	(60,031)	(329,496)

Class C:
Shares Sold	—	—
Shares Reinvested	18,593	31,555
Shares Redeemed	(58,156)	(314,940)
Net decrease in shares of beneficial interest outstanding	(39,563)	(283,385)

Class I:
Shares Sold	218,287	708,313
Shares Reinvested	262,393	368,083
Shares Redeemed	(993,876)	(1,995,439)
Net decrease in shares of beneficial interest outstanding	(513,196)	(919,043)

See accompanying consolidated notes to financial statements.

Winton Managed Futures Trend Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2025		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, at beginning of period/year	$6.10		$7.70	$7.25	$9.71	$8.64	$7.74

Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.05		0.16	0.17	0.07	(0.04)	0.04
Net realized and unrealized gain/(loss) on investments	0.75		(1.12)	0.44	(0.14)	1.85	0.98
Total from investment operations	0.80		(0.96)	0.61	(0.07)	1.81	1.02

Less distributions from:
Net investment income	(0.61)		(0.64)	(0.16)	(2.39)	(0.74)	(0.12)
Total distributions	(0.61)		(0.64)	(0.16)	(2.39)	(0.74)	(0.12)

Redemption fees collected	—		—	—	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value, at end of period/year	$6.29		$6.10	$7.70	$7.25	$9.71	$8.64

Total return (3)	13.32	% (7)	(13.14)%	8.51%	0.35%	22.48%	13.46%

Net assets, at end of period/year (000s)	$3,383		$3,644	$7,143	$4,296	$6,752	$5,771

Ratios to average net assets
Ratio of gross expenses to average net assets (4,5)	2.74	% (8)	2.34%	2.10%	1.87%	1.77%	2.20%
Ratio of net expenses to average net assets (5)	1.59	% (8)	1.59%	1.59%	1.59%	1.59%	1.94%
Ratio of net investment income/(loss) to average net assets (5,6)	1.55	% (8)	2.33%	2.29%	0.92%	(0.42)%	0.55%

Portfolio Turnover Rate	0	% (7)	4%	63%	42%	70%	146%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not Annualized

(8)	Annualized for periods less than one full year.

See accompanying consolidated notes to financial statements.

Winton Managed Futures Trend Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2025		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, at beginning of period/year	$6.09		$7.70	$7.25	$9.72	$8.60	$7.72

Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.03		0.10	0.10	0.02	(0.10)	(0.01)
Net realized and unrealized gain/(loss) on investments	0.75		(1.12)	0.45	(0.14)	1.85	0.97
Total from investment operations	0.78		(1.02)	0.55	(0.12)	1.75	0.96

Less distributions from:
Net investment income	(0.58)		(0.59)	(0.10)	(2.35)	(0.63)	(0.08)
Total distributions	(0.58)		(0.59)	(0.10)	(2.35)	(0.63)	(0.08)

Redemption fees collected	—		—	—	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value, at end of period/year	$6.29		$6.09	$7.70	$7.25	$9.72	$8.60

Total return (3)	13.02	% (7)	(13.92)%	7.72%	(0.34)%	21.62%	12.62%

Net assets, at end of period/year (000s)	$1,392		$1,589	$4,188	$5,365	$5,502	$4,315

Ratios to average net assets
Ratio of gross expenses to average net assets (4,5)	3.49	% (8)	3.09%	2.85%	2.62%	2.52%	2.95%
Ratio of net expenses to average net assets (5)	2.34	% (8)	2.34%	2.34%	2.34%	2.34%	2.69%
Ratio of net investment income/(loss) to average net assets (5,6)	0.79	% (8)	1.52%	1.39%	0.20%	(1.16)%	(0.16)%

Portfolio Turnover Rate	0	% (7)	4%	63%	42%	70%	146%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not Annualized

(8)	Annualized for periods less than one year.

See accompanying consolidated notes to financial statements.

Winton Managed Futures Trend Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class I
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		June 30,		June 30,	June 30,	June 30,	June 30,
	2025		2025		2024	2023	2022	2021
	(Unaudited)
Net asset value, at beginning of period/year	$6.04		$7.64		$7.20	$9.65	$8.60	$7.71

Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.06		0.18		0.17	0.09	(0.02)	0.07
Net realized and unrealized gain/(loss) on investments	0.75		(1.12)		0.45	(0.13)	1.84	0.96
Total from investment operations	0.81		(0.94)		0.62	(0.04)	1.82	1.03

Less distributions from:
Net investment income	(0.62)		(0.66)		(0.18)	(2.41)	(0.77)	(0.14)
Total distributions	(0.62)		(0.66)		(0.18)	(2.41)	(0.77)	(0.14)

Redemption fees collected	—		—		—	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value, at end of period/year	$6.23		$6.04		$7.64	$7.20	$9.65	$8.60

Total return (3)	13.42	% (8)	(13.03	)% (4)	8.69%	0.68%	22.83%	13.66%

Net assets, at end of period/year (000s)	$20,705		$23,183		$36,346	$66,529	$131,217	$133,684

Ratios to average net assets
Ratio of gross expenses to average net assets (5,6)	2.49	% (9)	2.09%		1.85%	1.62%	1.52%	1.95%
Ratio of net expenses to average net assets (6)	1.34	% (9)	1.34%		1.34%	1.34%	1.34%	1.69%
Ratio of net investment income/(loss) to average net assets (6,7)	1.80	% (9)	2.61%		2.32%	1.09%	(0.19)%	0.86%

Portfolio Turnover Rate	0	% (8)	4%		63%	42%	70%	146%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized

(9)	Annualized for periods less than one year.

See accompanying consolidated notes to financial statements.

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
December 31, 2025

1.	ORGANIZATION

The Winton Managed Futures Trend Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek long term capital appreciation. The Fund commenced operations on October 31, 2011.

Prior to October 28, 2025, The Funds name was Altegris Futures Evolution Fund and was Advised by Altegris Advisors, L.LC., as a “fund of funds”.

The Fund offers Class A, Class C, and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase of up to 1.00% (the amount of the commissions paid on the shares redeemed). Class C shares of the Fund are offered at their NAV without an initial sales charge. If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees but have a higher minimum initial investment than Class A and Class C shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The Fund operates as an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies, including Accounting Standards Update 2013.08. The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates.

Operating Segments – The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

net asset value. Futures shall be valued at the final settlement price (typically at 4:00 P.M. Eastern Time) on the valuation date. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Options are valued based on the daily price reported from the counterparty or pricing agent. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value).

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”) . Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the“Board”). The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of December 31, 2025 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Short-Term Investments	$19,854,997	$—	$—	$19,854,997
Futures	958,294	—	—	958,294
Forward Foreign Currency Contracts	—	37,278	—	37,278
Total Assets	$958,294	$37,278	$—	$995,572

Liabilities *
Futures	$(231,949)	$—	$—	$(231,949)
Forward Foreign Currency Contracts	—	(56,528)	—	(56,528)
Total Liabilities	$(231,949)	$(56,528)	$—	$(288,477)
Total	$726,345	$(19,250)	$—	$707,095

*	Refer to the Schedule of Investments for security classification.

Amounts shown for futures and forwards are unrealized appreciation/depreciation.

The Fund did not hold any Level 3 securities as of December 31, 2025.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid annually, prior to October 28, 2025 income was declared and paid monthly. Distributable net realized capital gains, if any are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes tax benefits only for tax positions where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for all open tax years (2023-2025) or expected to be taken in the Fund’s 2026 tax return. The Fund identifies its major tax

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

jurisdictions as U.S. federal and Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a fund are charged to that fund. Expenses, which are not readily identifiable to a particular fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Consolidation of Subsidy –The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the Fund includes the accounts of WMFT Fund Limited which is a wholly-owned and controlled foreign subsidy. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Fund investment objectives and policies.

A summary of the Funds investment in its respective CFC is as follows:

Inception Date of CFC	CFC Net Assets as of December 31, 2025	% of Net Assets as of December 31, 2025
10/28/2025	4,956,170	19.45%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are controlled foreign corporations which generates and are allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

In accordance with its investment objectives and through their exposure to the aforementioned managed futures programs, each Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Futures Contracts –The Fund may purchase and sell futures contracts. The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objective. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund is required under the 1940 Act to maintain collateral with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Exchange Contracts – The Fund may enter into foreign exchange contract as a part of their investment strategy. When executing forward contracts, the Fund is obligated to buy or sell foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of the underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract..

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Option Transactions – When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. The Fund holds fully funded options with Nomura Securities (Bermuda), Ltd. The options provide exposure to the daily returns of a reference asset on a 1 to 1 basis. The reference assets for the options are Cayman commodity pools engaged in the trading of futures and forward foreign exchange contracts. According to the terms of the option, the Adviser may increase or decrease this exposure on a daily basis. The Fund pays an upfront premium of 1.10% per annum, which is charged based on the contract year. The upfront premium is paid quarterly and is accrued daily over the contract period. The option contracts were initially entered into as of August 16, 2017, and have a two year valuation period, which may be extended or reduced to zero at any time. Based on the terms of the call option agreement, the Fund amortizes the option premiums on a straight-line basis on a quarterly period with the unamortized balance due from the counterparty (paid back to the Fund) in the case of a decreasing exposure or full exercise subject to an early exercise fee. The option was closed on October 29, 2025. For the six months ended December 31, 2025, $18,921 of option premiums was amortized.

Other Investment Companies or Exchange Traded Funds – Prior to October 28, 2025, The Fund could invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended December 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and derivatives, amounted to the following:

Purchases	Sales
$—	$20,910,441

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, counterparty and liquidity risks, the amount of which is not apparent from the financial statements.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

Counterparty Risk – The Fund invests in derivative instruments issued for the Fund by Nomura Securities (“Nomura”), a Nomura product or other counterparty’s products, as applicable (the “Product”). If Nomura or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Nomura’s or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk – Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, achieve its desired level of exposure to a certain sector, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of December 31, 2025:

Location on the Statement of Assets and Liabilities

Derivative Investment Type	Asset Derivatives
Futures Contracts	Unrealized appreciation on futures contracts
Forward Foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts

Derivative Investment Type	Liability Derivatives
Futures Contracts	Unrealized depreciation on futures contracts
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of December 31, 2025:

Asset Derivatives Investment Value
	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Futures Contracts	$55,190	$107,759	$60,467	$734,878	$958,294
Currency Contracts	—	—	37,278	—	37,278
	$55,190	$107,759	$97,745	$734,878	$995,572

Liability Derivatives Investment Value
	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Futures Contracts	$(9,311)	$(51,721)	$(2,830)	$(168,087)	$(231,949)
Currency Contracts	—	—	(56,528)	—	(56,528)
	$(9,311)	$(51,721)	$(59,358)	$(168,087)	$(288,477)

The following is a summary of the location and risk types of derivative investments on the Fund’s Statement of Operations for the six months ended December 31, 2025:

			Realized and
Derivative	Risk Type	Location of Gain/Loss Derivatives	unrealized gain(loss)
Options Purchased	Equity Risk	Net real ized gain from options purchased	$2,204,729

Futures Contracts	Equity Risk	Net realized loss from futures	$(112,372)
	Interest Rate	Net realized loss from futures	(15,411)
	Currency Risk	Net realized gain from futures	68,683
	Commodity Risk	Net realized gain from futures	42,460
		Total	$(16,640)

Forward Contracts	Currency	Net real ized gain on foreign currency transactions	$88,009

Options Purchased	Equity Risk	Net change in depreciation on options purchased	$(36,823)

Futures Contracts	Equity Risk	Net change in appreciation on futures	$45,879
	Interest Rate	Net change in appreciation on futures	56,038
	Currency Risk	Net change in appreciation on futures	57,637
	Commodity Risk	Net change in appreciation on futures	566,791
		Total	$726,345

Forward Contracts	Currency Risk	Net change in unreal ized depreciation on foreign currency translations	$(19,250)

The notional value of the derivative instruments outstanding as of December 31, 2025 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations and Statement of Changes in Net Assets serve as indicators of the volume of derivative activity for the Fund.

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of December 31, 2025:

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
			Derivatives		Financial
		Gross Amounts of	available for	Net Amounts of	Instruments	Cash Collateral
Description of Asset:	Counterparty	Recognized Assets	Offset	Assets	Received (1)	Received (1)	Net Amount
Futures Contracts	J.P. Morgan	$139,791	$36,948	$102,843	$—	$—	$102,843
Futures Contracts	UBS	818,503	195,001	623,502	—	—	623,502
Forward Contracts	UBS	37,278	37,278	—	—	—	—
Total		$995,572	$269,227	$726,345	$—	$—	$726,345

		Gross Amounts of	Derivatives		Financial
		Recognized	available for	Net Amounts of	Instruments	Cash Collateral
Description of Liability:	Counterparty	Liabilities	Offset	Liabilities	Pledged (1)	Pledge (1)	Net Amount
Futures Contracts	J.P. Morgan	$36,948	$36,948	—	$—	$—	$—
Futures Contracts	UBS	195,001	195,001	—	—	—	—
Forward Contracts	UBS	56,528	37,278	19,250	—	—	19,250
Total		$288,477	$269,227	$19,250	$—	$—	$19,250

(1)	Excess collateral is not shown on this table

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Winton Capital Management Limited serves as the Fund’s investment advisor (the “Advisor”). Prior to October 28, 2025, Altegris Advisors, L.L.C. (“Predecessor Advisor”) was the Fund’s investment Advisor

Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets at an annual rate 1.00%. Prior to October 28, 2025 he Fund paid the Predecessor Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets computed at the following annual rates: 1.15% on the first $1 billion, 1.05% on net assets greater than $1 billion and less than or equal to $1.5 billion, 0.95% on net assets greater than $1.5 billion and less than or equal to $2 billion and 0.90% on net assets greater than $2 billion.

During the six months ended December 31, 2025, the Advisor and the Predecessor Advisor received advisory fees of $46,128 and $104,024, respectively.

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2027, to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses such as litigation expenses) will not exceed the amounts below (the “Expense Limitation”). The Board may terminate the Waiver Agreement at any time upon 60 days’ notice to the Advisor.

Class A	Class C	Class I
1.59%	2.34%	1.34%

During the six months ended December 31, 2025, the Advisor waived $54,578 pursuant to the Waiver Agreement.

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its respective Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective Expense Limitation. If the Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for the Fund shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to Class A and Class C shares, respectively. These fees are paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended December 31, 2025, pursuant to the Plans, the Fund incurred the following:

12b-1 Fees
Class A	$4,393
Class C	7,641

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. During the six months ended December 30, 2025, the Distributor received underwriting commissions for sales of Class A and Class C shares, respectively. The amounts of underwriting commissions received from the Fund and retained by the Distributor are as follows:

	Received		Retained
	Class A	Class C	Class A	Class C
Futures Evolution Strategy Fund	None	None	None	None

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”): UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities. UFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”): NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”): Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Tax Cost	Appreciation	Depreciation	Depreciation
$19,854,997	$481,050	$(173,247)	$307,803

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2025	June 30, 2024
Ordinary Income	$3,818,809	$1,364,629
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$3,818,809	$1,364,629

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$71,659	$—	$—	$(35,964,647)	$—	$123,063	$(35,769,925)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gain (loss) from investments, and accumulated net investment income (loss) is primarily attributable to the tax deferral of losses on wash sales.

At June 30, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total
$9,627,719	$26,336,928	$35,964,647

Permanent book and tax differences, primarily attributable to differences in book and tax treatment of controlled foreign corporations held through the options issued from Nomura resulted in reclassifications for the Fund for the fiscal year ended June 30, 2025, as follows:

Paid In	Accumulated
Capital	Deficit
$(6,387,578)	$6,387,578

7.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the corresponding investment companies. The Fund may redeem their investment from these investment companies at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Fund will be directly affected by the performance of the First American Government Obligations Fund Class X. The financial statements of the Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2025, the percentage of the Fund invested in the First American Government Obligations Fund Class X was 77.9%.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, Charles Schwab & Co., Inc. and National Financial Services LLC were record owners of 34.77% and 28.73% respectively of the Fund’s outstanding shares. Charles Schwab & Co., Inc. and National Financial Services LLC may be the beneficial owner of some or all the shares or may hold the shares for the benefit of others. As a result, Charles Schwab & Co., Inc. and National Financial Services LLC may be deemed to control the Fund.

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Winton Managed Futures Trend Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

At a Special Meeting of Shareholders of the Trust, held at the offices of Thompson Hine LLP, 3900 Key Tower, 127 Public Square, Cleveland, Ohio 44113, on October 21, 2025, Trust shareholders of record as of the close of business on July 14, 2025, voted to approve the following proposal:

Winton Managed Futures Trend Fund (fka Altegris Futures Evolution Strategy Fund)

Proposal 1: 1. To approve a new advisory agreement between the Northern Lights Fund Trust, on behalf of the Winton Managed Futures Trend Fund, and Winton Capital Management Limited.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
2,325,082	195,629

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

In connection with the regular meeting held on June 25-26, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Winton Capital Management Limited (“Adviser” or “Winton”) and the Trust, with respect to the Winton Managed Futures Trend Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the advisory agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees observed that Winton was founded in 1997 and based out of London, England with approximately $13.2 billion in assets under management (“AUM”). They further noted that Winton provides trend following Commodity Trading Advisor strategies across a multitude of markets through various investment vehicles. The Trustees reviewed the education and financial industry experience of the investment personnel that would be responsible for servicing the Fund. They noted that Winton will be taking over as the investment adviser to the fund formerly known as Altegris Futures Evolution Fund and the Fund’s name will be changing to the Winton Managed Futures Trend Fund. The Trustees noted that Winton utilizes quantitative research, statistical analysis, and its deep market experience to produce proprietary computer programs to generate signals specific to the instruments traded by the Fund. The Trustees noted that Winton focuses on risk management to avoid permanent loss of capital by utilizing a risk team that works closely with its research team to monitor a range of risk across investments. The Trustees further noted that Winton will monitor compliance with investment limitations using a proprietary system. The Trustees noted that the Securities and Exchange Commission commenced an examination of Winton in March 2025 that is still ongoing, but there were no material compliance or litigation issues over the past 36 months reported by Winton. The Trustees noted that throughout its history Winton has invested in infrastructure and technology, employing investment professionals with high technical skills and in-depth market expertise to support its investment process and strategies. The Trustees concluded that Winton should provide quality services to the Fund and its shareholders.

Winton Managed Futures Trend Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2025

Performance. The Trustees observed that Winton would be the Fund’s new investment adviser but that Winton had managed another investment vehicle using the same strategy that it intended to use with the Fund. The Trustees reviewed the performance of the other investment vehicle, noting that it had outperformed the ICE BofA Merrill Lynch 3-m T-Bill Index since inception in July 2018. After a discussion, the Trustees concluded that Winton could be expected to provide similar reasonable performance for the Fund.

Fees and Expenses. The Trustees noted that the proposed advisory fee of 1.00% was below the peer median category of 1.24% and peer average category of 1.28%. They further noted the proposed advisory fee was below the Morningstar custom category median of 1.20% and average of 1.28%. The Trustees acknowledged that the Fund’s net expense ratio of 1.34% was below the peer median of 1.48% and average of 1.61%. The Trustees noted that the Fund’s net expense ratio was below the Morningstar custom category median of 1.48% and average of 1.50%. The Trustees acknowledged that because the fee and net expense are below the median and average of the peer group and category, the advisory fee is priced competitive. The Trustees concluded that the Fund’s proposed advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether Winton would realize economies of scale in connection with its providing investment advisory services to the Fund. The Trustees noted that Winton would consider breakpoints in the future given an increase in the Fund’s assets. The Trustees agreed that in light of the current asset size of the Fund, the lack of potential breakpoints was acceptable at this time.

Profitability. The Trustees reviewed the information provided by Winton regarding its estimated profitability analysis in terms of absolute dollars and as a percentage of revenue, with respect to its providing investment advisory services to the Fund. The Trustees noted that Winton had estimated profits of approximately $200,000 or 40% in its first year and approximately 482,000 or 64% in the second year. They further noted that the profitability estimates were based on the Fund maintaining $50 million of AUM in the first year and increasing to $75 million of AUM in the second year. After a discussion, the Trustees agreed that Winton’s estimated profitability with respect to the Fund was not excessive.

Conclusion. Having requested and received such information from Winton as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Advisory Agreement was in the best interests of the shareholders of the Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of Winton Managed Futures Trend Fund.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 by visiting https://www.wintonfunds.com, or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

(b)	Financial Highlights are included in Item 7(a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7(a)

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7(a)

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7(a)

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Included under Item 7(a)

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 3/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 3/4/2026

By	/s/ James Colantino
James Colantino
Principal Financial Officer/Treasurer
Date: 3/4/2026